Trade Receivables, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts Receivable, Net [abstract]
Doubtful accounts	$ 7,394		$ 2,872